Subsequent Events (Details) - Major Ordinary Share Transaction [Member] € / shares in Units, R$ / shares in Units, $ / shares in Units, € in Thousands, R$ in Thousands, $ in Thousands	Feb. 18, 2026 BRL (R$)	Jan. 30, 2026 BRL (R$) R$ / shares shares	Jan. 30, 2026 USD ($)	Mar. 25, 2026 BRL (R$)	Jan. 30, 2026 $ / shares	Jan. 30, 2026 EUR (€) € / shares shares
Subsequent Events [Line Items]
Gross proceeds		R$ 2,256,376	$ 434,286
Net proceeds		2,098,430	$ 403,886
Invested bank growth | R$	R$ 1,500,000
Authorized share capital		R$ 225,374				€ 36,360
Advanced amount | R$				R$ 170,137
Class A Common Shares [Member]
Subsequent Events [Line Items]
Common shares issued		22,857,143				22,857,143
Offering price per share | (per share)		R$ 0.06			$ 19	€ 0.01
Convertible share		1				1
Outstanding share capital		43,135,919				43,135,919
Class A Common Shares [Member] | Public offering price [Member]
Subsequent Events [Line Items]
Offering price per share | R$ / shares		R$ 98.71
Class B Common Shares [Member]
Subsequent Events [Line Items]
Offering price per share | (per share)		R$ 0.61				€ 0.1
Convertible share		1				1
Outstanding share capital		86,451,624				86,451,624
Conversion Shares [Member]
Subsequent Events [Line Items]
Offering price per share | (per share)		R$ 0.55				€ 0.09